Investments - Proceeds From Sales of Available-For-Sale Securities and the Gross Realized Gains and Gross Realized Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Available-for-sale securities, proceeds and realized gains (losses) included in earnings
Proceeds from sales	$ 1,939,365	$ 312,031	$ 294,502
Gross realized gains	168,905	9,733	16,833
Gross realized losses	$ (19,928)	$ (4,284)	$ (1,083)
Other information
Average period of time for which securities were traded continuously at a price below book value for securities sold at a loss	6 months
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Assurant Employee Benefits
Available-for-sale securities, proceeds and realized gains (losses) included in earnings
Gross realized gains	$ 145,551
Gross realized losses	$ (15,945)